Stock-based Compensation - Weighted-Average assumptions (Details) - $ / shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Stock-based Compensation
Weighted-average fair value of the options granted	$ 1.49	$ 1.96
Weighted-average assumptions
Expected term	6 years 3 months	6 years 3 months	6 years 3 months
Expected volatility	101.79%	78.36%
Risk-free interest rate	4.17%	3.60%
Expected dividend yield	0.00%	0.00%